Bank balance - Additional Information (Detail) - Sep. 01, 2018 - Alight LLC [member] ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Disclosure of Bank Deposits [line items]
Total consideration paid for acquisition	₨ 8,275	$ 117
Net assets acquisition	₨ 4,128